Pensions and other post-employment benefits - Summary of Movement in Defined Benefit Obligations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	£ (14,385)	£ (14,500)
Exchange adjustments	14	44	£ (87)
Service cost	(97)	(96)	(146)
Past service cost	(18)	(3)	(6)
Interest income	(25)	(45)	(18)
Settlements and curtailments	2	6	21
Defined benefit obligation, at present value at the end of the period	(13,117)	(14,385)	(14,500)
Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(14,385)	(14,500)
Defined benefit obligation, at present value at the end of the period	(13,117)	(14,385)	(14,500)
Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(943)	(994)
Remeasurement	50	(40)	228
Defined benefit obligation, at present value at the end of the period	(863)	(943)	(994)
Present value of defined benefit obligation | Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(14,385)	(14,500)	(20,191)
Exchange adjustments	93	253	(495)
Service cost	(97)	(96)	(146)
Past service cost	(18)	(3)	(6)
Interest income	(612)	(646)	(388)
Settlements and curtailments	3	4	29
Remeasurement	1,003	(269)	5,011
Scheme participants’ contributions	(11)	(11)	(15)
Transfer to assets held for sale/distribution			621
Benefits paid	907	883	1,080
Defined benefit obligation, at present value at the end of the period	(13,117)	(14,385)	(14,500)
Present value of defined benefit obligation | Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(943)	(994)	(1,243)
Exchange adjustments	(7)	53	(125)
Service cost	(14)	(13)	(22)
Past service cost	0	0	0
Interest income	(43)	(47)	(32)
Settlements and curtailments	0	0	0
Remeasurement	50	(40)	228
Scheme participants’ contributions	(18)	(18)	(18)
Transfer to assets held for sale/distribution			83
Benefits paid	112	116	135
Defined benefit obligation, at present value at the end of the period	(863)	(943)	(994)
UK
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(9,222)	(9,117)
Defined benefit obligation, at present value at the end of the period	(8,241)	(9,222)	(9,117)
UK | Present value of defined benefit obligation
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(9,222)	(9,117)	(13,299)
Exchange adjustments	0	0	0
Service cost	0	0	(13)
Past service cost	(18)	(3)	(6)
Interest income	(411)	(425)	(260)
Settlements and curtailments	0	0	0
Remeasurement	876	(189)	3,812
Scheme participants’ contributions	0	0	0
Transfer to assets held for sale/distribution			0
Benefits paid	534	512	649
Defined benefit obligation, at present value at the end of the period	(8,241)	(9,222)	(9,117)
US
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(2,757)	(3,030)
Defined benefit obligation, at present value at the end of the period	(2,596)	(2,757)	(3,030)
US | Present value of defined benefit obligation
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(2,757)	(3,031)	(3,248)
Exchange adjustments	(40)	166	(371)
Service cost	(3)	(5)	(7)
Past service cost	0	0	0
Interest income	(128)	(145)	(91)
Settlements and curtailments	0	0	0
Remeasurement	60	(40)	360
Scheme participants’ contributions	0	0	0
Transfer to assets held for sale/distribution			0
Benefits paid	272	298	326
Defined benefit obligation, at present value at the end of the period	(2,596)	(2,757)	(3,031)
Rest of World
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(2,406)	(2,353)
Defined benefit obligation, at present value at the end of the period	(2,280)	(2,406)	(2,353)
Rest of World | Present value of defined benefit obligation
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(2,406)	(2,352)	(3,644)
Exchange adjustments	133	87	(124)
Service cost	(94)	(91)	(126)
Past service cost	0	0	0
Interest income	(73)	(76)	(37)
Settlements and curtailments	3	4	29
Remeasurement	67	(40)	839
Scheme participants’ contributions	(11)	(11)	(15)
Transfer to assets held for sale/distribution			621
Benefits paid	101	73	105
Defined benefit obligation, at present value at the end of the period	£ (2,280)	£ (2,406)	£ (2,352)